Shareholders' Equity - Summary of Ordinary Shares and Deferred Shares Issued (Parenthetical) (Details) - £ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Ordinary shares, par value	£ 0.00001	£ 0.00001	£ 0.00001
Ordinary shares
Class Of Stock [Line Items]
Forfeiture of ordinary shares	6,186	94,273	17,804
Ordinary shares, par value	£ 0.00001	£ 0.00001	£ 0.00001
Deferred Shares
Class Of Stock [Line Items]
Deferred shares, par value	£ 0.00001	£ 0.00001	£ 0.00001
Deferred shares, issued	118,263	112,077	144,517,898
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares, par value	£ 0.001	£ 0.001	£ 0.001
Deferred shares, issued			123,638,835
Deferred Shares of £ 100,000 Par Value
Class Of Stock [Line Items]
Deferred shares, par value	£ 100,000	£ 100,000	£ 100,000
Deferred shares, issued	1	1